SHARE-BASED COMPENSATION - 2021 Plan (Details) - CNY (¥) ¥ in Thousands						12 Months Ended
	Aug. 29, 2025	Aug. 14, 2025	May 26, 2025	Apr. 22, 2025	Mar. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expenses						¥ 114,652	¥ 116,064	¥ 234,624
2021 Option Incentive Plan | Employee share options
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of stock options approved under modification	1,572,958	1,572,958	1,572,958	1,572,958	1,572,958